DOCUMENT AND ENTITY INFORMATION (USD $)	12 Months Ended
Mar. 31, 2013
Entity Registrant Name	BOSTON CAPITAL TAX CREDIT FUND V LP
Entity Central Index Key	0001267425
Current Fiscal Year End Date	--03-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	0
Document Type	10-K
Amendment Flag	false
Document Period End Date	Mar 31, 2013
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2013
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float	$ 0

BALANCE SHEETS (USD $)	Mar. 31, 2013	Mar. 31, 2012
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	$ 27,607,726	$ 36,431,445
OTHER ASSETS
Cash and cash equivalents	1,060,658	2,051,958
Notes receivable	0	230,663
Deferred acquisition costs, net of accumulated amortization	2,746,392	3,694,361
Other assets	106,411	103,748
Assets	31,521,187	42,512,175
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	843	843
Accounts payable - affiliates	3,833,125	3,470,297
Capital contributions payable	101	332,419
LIABILITIES	3,834,069	3,803,559
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	27,879,103	38,873,048
General partner	(191,985)	(164,432)
Partners Capital	27,687,118	38,708,616
Liabilities and Stockholders' Equity	31,521,187	42,512,175
Series Forty Seven [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	6,296,006	8,629,599
OTHER ASSETS
Cash and cash equivalents	116,970	366,067
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	1,334,621	1,668,277
Other assets	0	0
Assets	7,747,597	10,663,943
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	385	385
Accounts payable - affiliates	1,843,433	1,530,089
Capital contributions payable	0	91,654
LIABILITIES	1,843,818	1,622,128
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	5,965,728	9,095,919
General partner	(61,949)	(54,104)
Partners Capital	5,903,779	9,041,815
Liabilities and Stockholders' Equity	7,747,597	10,663,943
Series Forty Eight [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	4,833,619	6,625,699
OTHER ASSETS
Cash and cash equivalents	194,790	348,763
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	555,816	694,768
Other assets	0	0
Assets	5,584,225	7,669,230
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	115	115
Accounts payable - affiliates	1,068,660	980,280
Capital contributions payable	0	10,001
LIABILITIES	1,068,775	990,396
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	4,554,923	6,712,899
General partner	(39,473)	(34,065)
Partners Capital	4,515,450	6,678,834
Liabilities and Stockholders' Equity	5,584,225	7,669,230
Series Forty Nine [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	16,478,101	21,176,147
OTHER ASSETS
Cash and cash equivalents	748,898	1,337,128
Notes receivable	0	230,663
Deferred acquisition costs, net of accumulated amortization	855,955	1,331,316
Other assets	106,411	103,748
Assets	18,189,365	24,179,002
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	343	343
Accounts payable - affiliates	921,032	959,928
Capital contributions payable	101	230,764
LIABILITIES	921,476	1,191,035
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	17,358,452	23,064,230
General partner	(90,563)	(76,263)
Partners Capital	17,267,889	22,987,967
Liabilities and Stockholders' Equity	$ 18,189,365	$ 24,179,002

BALANCE SHEETS [Parenthetical] (USD $)	Mar. 31, 2013	Mar. 31, 2012
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Units of limited partnership interest, authorized	15,500,000	15,500,000
Assignor Limited Partners Capital Account Units Issued	11,777,706	11,777,706
Assignor Limited Partners Capital Account Units Outstanding	11,777,706	11,777,706
Units of limited partnership interest, issued	11,777,706	11,777,706
Units of limited partnership interest, outstanding	11,777,706	11,777,706
Series Forty Seven [Member]
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Units of limited partnership interest, authorized	15,500,000	15,500,000
Assignor Limited Partners Capital Account Units Issued	3,478,334	3,478,334
Assignor Limited Partners Capital Account Units Outstanding	3,478,334	3,478,334
Units of limited partnership interest, issued	3,478,334	3,478,334
Units of limited partnership interest, outstanding	3,478,334	3,478,334
Series Forty Eight [Member]
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Units of limited partnership interest, authorized	15,500,000	15,500,000
Assignor Limited Partners Capital Account Units Issued	2,299,372	2,299,372
Assignor Limited Partners Capital Account Units Outstanding	2,299,372	2,299,372
Units of limited partnership interest, issued	2,299,372	2,299,372
Units of limited partnership interest, outstanding	2,299,372	2,299,372
Series Forty Nine [Member]
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Units of limited partnership interest, authorized	15,500,000	15,500,000
Assignor Limited Partners Capital Account Units Issued	6,000,000	6,000,000
Assignor Limited Partners Capital Account Units Outstanding	6,000,000	6,000,000
Units of limited partnership interest, issued	6,000,000	6,000,000
Units of limited partnership interest, outstanding	6,000,000	6,000,000

STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Income
Interest income	$ 3,754	$ 14,656
Other income	0	5,525
Total income	3,754	20,181
Share of losses from operating limited partnerships	(1,860,831)	(1,846,049)
Expenses and loss
Professional fees	182,921	99,186
Partnership management fee	1,034,407	1,009,786
Amortization	738,872	769,616
General and administrative expenses	76,318	82,290
Impairment loss	7,131,903	6,999,722
Operating expenses	9,164,421	8,960,600
NET LOSS	(11,021,498)	(10,786,468)
Net loss allocated to general partner	(27,553)	(26,966)
Net loss allocated to limited partner	(10,993,945)	(10,759,502)
Net loss per BAC (in dollars per share)	(0.93)	(0.91)
Series Forty Seven [Member]
Income
Interest income	414	2,248
Other income	0	0
Total income	414	2,248
Share of losses from operating limited partnerships	(204,867)	(350,362)
Expenses and loss
Professional fees	113,846	30,920
Partnership management fee	362,252	358,409
Amortization	333,656	333,656
General and administrative expenses	23,923	26,132
Impairment loss	2,099,906	1,950,396
Operating expenses	2,933,583	2,699,513
NET LOSS	(3,138,036)	(3,047,627)
Net loss allocated to general partner	(7,845)	(7,619)
Net loss allocated to limited partner	(3,130,191)	(3,040,008)
Net loss per BAC (in dollars per share)	(0.9)	(0.87)
Series Forty Eight [Member]
Income
Interest income	490	2,299
Other income	0	0
Total income	490	2,299
Share of losses from operating limited partnerships	(315,041)	(242,780)
Expenses and loss
Professional fees	28,059	26,824
Partnership management fee	211,432	219,915
Amortization	138,952	138,952
General and administrative expenses	20,182	22,896
Impairment loss	1,450,208	1,461,206
Operating expenses	1,848,833	1,869,793
NET LOSS	(2,163,384)	(2,110,274)
Net loss allocated to general partner	(5,408)	(5,276)
Net loss allocated to limited partner	(2,157,976)	(2,104,998)
Net loss per BAC (in dollars per share)	(0.94)	(0.92)
Series Forty Nine [Member]
Income
Interest income	2,850	10,109
Other income	0	5,525
Total income	2,850	15,634
Share of losses from operating limited partnerships	(1,340,923)	(1,252,907)
Expenses and loss
Professional fees	41,016	41,442
Partnership management fee	460,723	431,462
Amortization	266,264	297,008
General and administrative expenses	32,213	33,262
Impairment loss	3,581,789	3,588,120
Operating expenses	4,382,005	4,391,294
NET LOSS	(5,720,078)	(5,628,567)
Net loss allocated to general partner	(14,300)	(14,071)
Net loss allocated to limited partner	$ (5,705,778)	$ (5,614,496)
Net loss per BAC (in dollars per share)	(0.95)	(0.94)

STATEMENTS OF CHANGES IN PARTNERS' CAPITAL (DEFICIT) (USD $)	Series Forty Seven [Member] Limited Partner [Member]	Series Forty Seven [Member] General Partner [Member]	Series Forty Seven [Member]	Series Forty Eight [Member] Limited Partner [Member]	Series Forty Eight [Member] General Partner [Member]	Series Forty Eight [Member]	Series Forty Nine [Member] Limited Partner [Member]	Series Forty Nine [Member] General Partner [Member]	Series Forty Nine [Member]	Limited Partner [Member]	General Partner [Member]	Total
Partners' capital (deficit) at Mar. 31, 2011	$ 12,135,927	$ (46,485)	$ 12,089,442	$ 8,817,897	$ (28,789)	$ 8,789,108	$ 28,678,726	$ (62,192)	$ 28,616,534	$ 49,632,550	$ (137,466)	$ 49,495,084
Net loss	(3,040,008)	(7,619)	(3,047,627)	(2,104,998)	(5,276)	(2,110,274)	(5,614,496)	(14,071)	(5,628,567)	(10,759,502)	(26,966)	(10,786,468)
Partners' capital (deficit) at Mar. 31, 2012	9,095,919	(54,104)	9,041,815	6,712,899	(34,065)	6,678,834	23,064,230	(76,263)	22,987,967	38,873,048	(164,432)	38,708,616
Net loss	(3,130,191)	(7,845)	(3,138,036)	(2,157,976)	(5,408)	(2,163,384)	(5,705,778)	(14,300)	(5,720,078)	(10,993,945)	(27,553)	(11,021,498)
Partners' capital (deficit) at Mar. 31, 2013	$ 5,965,728	$ (61,949)	$ 5,903,779	$ 4,554,923	$ (39,473)	$ 4,515,450	$ 17,358,452	$ (90,563)	$ 17,267,889	$ 27,879,103	$ (191,985)	$ 27,687,118

STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Cash flows from operating activities
Net loss	$ (11,021,498)	$ (10,786,468)
Adjustments to reconcile net loss to net cash used in operating activities
Share of loss from operating limited partnerships	1,860,831	1,846,049
Impairment loss	7,131,903	6,999,722
Distributions received from operating limited partnerships	100,082	71,404
Amortization	738,872	769,616
Changes in assets and liabilities
Other assets	(62,663)	8,735
Accounts payable - affiliates	362,828	887,828
Net cash used in operating activities	(889,645)	(203,114)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	(101,655)	(10,766)
Repayments from operating limited partnerships	0	29,747
Net cash provided by (used in) investing activities	(101,655)	18,981
NET DECREASE IN CASH AND CASH EQUIVALENTS	(991,300)	(184,133)
Cash and cash equivalents, beginning	2,051,958	2,236,091
Cash and cash equivalents, end	1,060,658	2,051,958
Supplemental schedule of noncash investing and financing activities:
The fund applied notes receivable and advances to its capital contribution obligation to operating limted partnerships.	230,663	168,628
Series Forty Seven [Member]
Cash flows from operating activities
Net loss	(3,138,036)	(3,047,627)
Adjustments to reconcile net loss to net cash used in operating activities
Share of loss from operating limited partnerships	204,867	350,362
Impairment loss	2,099,906	1,950,396
Distributions received from operating limited partnerships	28,820	18,840
Amortization	333,656	333,656
Changes in assets and liabilities
Other assets	0	0
Accounts payable - affiliates	313,344	363,344
Net cash used in operating activities	(157,443)	(31,029)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	(91,654)	0
Repayments from operating limited partnerships	0	0
Net cash provided by (used in) investing activities	(91,654)	0
NET DECREASE IN CASH AND CASH EQUIVALENTS	(249,097)	(31,029)
Cash and cash equivalents, beginning	366,067	397,096
Cash and cash equivalents, end	116,970	366,067
Supplemental schedule of noncash investing and financing activities:
The fund applied notes receivable and advances to its capital contribution obligation to operating limted partnerships.	0	0
Series Forty Eight [Member]
Cash flows from operating activities
Net loss	(2,163,384)	(2,110,274)
Adjustments to reconcile net loss to net cash used in operating activities
Share of loss from operating limited partnerships	315,041	242,780
Impairment loss	1,450,208	1,461,206
Distributions received from operating limited partnerships	26,831	17,210
Amortization	138,952	138,952
Changes in assets and liabilities
Other assets	0	0
Accounts payable - affiliates	88,380	163,380
Net cash used in operating activities	(143,972)	(86,746)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	(10,001)	0
Repayments from operating limited partnerships	0	0
Net cash provided by (used in) investing activities	(10,001)	0
NET DECREASE IN CASH AND CASH EQUIVALENTS	(153,973)	(86,746)
Cash and cash equivalents, beginning	348,763	435,509
Cash and cash equivalents, end	194,790	348,763
Supplemental schedule of noncash investing and financing activities:
The fund applied notes receivable and advances to its capital contribution obligation to operating limted partnerships.	0	168,628
Series Forty Nine [Member]
Cash flows from operating activities
Net loss	(5,720,078)	(5,628,567)
Adjustments to reconcile net loss to net cash used in operating activities
Share of loss from operating limited partnerships	1,340,923	1,252,907
Impairment loss	3,581,789	3,588,120
Distributions received from operating limited partnerships	44,431	35,354
Amortization	266,264	297,008
Changes in assets and liabilities
Other assets	(62,663)	8,735
Accounts payable - affiliates	(38,896)	361,104
Net cash used in operating activities	(588,230)	(85,339)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0	(10,766)
Repayments from operating limited partnerships	0	29,747
Net cash provided by (used in) investing activities	0	18,981
NET DECREASE IN CASH AND CASH EQUIVALENTS	(588,230)	(66,358)
Cash and cash equivalents, beginning	1,337,128	1,403,486
Cash and cash equivalents, end	748,898	1,337,128
Supplemental schedule of noncash investing and financing activities:
The fund applied notes receivable and advances to its capital contribution obligation to operating limted partnerships.	$ 230,663	$ 0

ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

NOTE A - ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Boston Capital Tax Credit Fund V L.P. (the “Fund” or “Partnership”) was formed under the laws of the State of Delaware on October 15, 2003, for the purpose of acquiring, holding, and disposing of limited partnership interests in operating limited partnerships which have been organized to acquire, develop, rehabilitate, operate and own newly constructed, existing or rehabilitated apartment complexes which qualified for the Low-Income Housing Tax Credit established by the Tax Reform Act of 1986. Accordingly, the apartment complexes are restricted as to rent charges and operating methods. The general partner of the Fund is Boston Capital Associates V L.L.C. and the limited partner is BCTC V Assignor Corp. (the “assignor limited partner”).

In accordance with the limited partnership agreement, profits, losses, and cash flow (subject to certain priority allocations and distributions) and tax credits are allocated 99.75% to the assignees and .25% to the general partner.

A Registration Statement on Form S-11 and the related prospectus, (the "Prospectus") were filed with the Securities and Exchange Commission and became effective January 2, 2004 in connection with a public offering ("Offering") in one or more series of a minimum of 250,000 BACs and a maximum of 7,000,000 BACs at $10 per BAC. On August 10, 2004, an amendment to Form S-11, which registered an additional 8,500,000 BACs for sale to the public in one or more series became effective. As of December 31, 2005, subscriptions had been received and accepted by the Fund for 11,777,706 BAC's representing capital contributions of $117,777,060.

The BAC’s issued and outstanding in each series at March 31, 2013 and 2012 are as follows:

	2013	2012

Series 47	3,478,334	3,478,334
Series 48	2,299,372	2,299,372
Series 49	6,000,000	6,000,000

	11,777,706	11,777,706

Investments in Operating Limited Partnerships

The Fund accounts for its investments in operating limited partnerships using the equity method, whereby the Fund adjusts its investment cost for its share of each operating limited partnership’s results of operations and for any distributions received or accrued. However, the Fund recognizes the individual operating limited partnership’s losses only to the extent that the Fund’s share of losses from the operating limited partnerships does not exceed the carrying amount of its investment and its advances to operating limited partnerships. Unrecognized losses are suspended and offset against future individual operating limited partnership income.

After the investment account is reduced to zero, receivables due from the operating limited partnerships are decreased by the partnership’s share of losses and, accordingly, a valuation allowance is recorded against the receivables. Accordingly, the Fund recorded a valuation allowance of $60,000 and $0 as of March 31, 2013 and 2012, respectively.

The Fund reviews its investment in operating limited partnerships for impairment whenever events or changes in circumstances indicate that the carrying amount of such investments may not be recoverable. Recoverability is measured by a comparison of the carrying amount of the investment to the sum of the total amount of the remaining tax credits and the estimated residual value of the investment. The Fund also evaluates its intangibles for impairment in connection with its investments in operating limited partnerships. Impairment losses have been recognized for the years ended March 31, 2013 and March 31, 2012, of $7,131,903 and $6,999,722, respectively.

Capital contributions to operating limited partnerships are adjusted by tax credit adjusters. Tax credit adjusters are defined as adjustments to operating limited partnership capital contributions due to reductions in actual tax credits from those originally projected. The Fund records tax credit adjusters as a reduction in investments in operating limited partnerships and capital contributions payable.

The operating limited partnerships maintain their financial statements based on a calendar year and the Fund utilizes a March 31 year-end. The Fund records losses and income from the operating limited partnerships on a calendar year basis which is not materially different from losses and income generated if the operating limited partnerships utilized a March 31 year-end.

The Fund records capital contributions payable to the operating limited partnerships once there is a binding obligation to fund a specified amount. The operating limited partnerships record capital contributions from the Fund when received.

In accordance with the accounting guidance for the consolidation of variable interest entities, the Fund determines when it should include the assets, liabilities, and activities of a variable interest entity (VIE) in its financial statements, and when it should disclose information about its relationship with a VIE. A VIE is a legal structure used to conduct activities or hold assets, which must be consolidated by a company if it is the primary beneficiary because it has (1) the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and (2) the obligation to absorb losses or receive benefits that could potentially be significant to the VIE. If multiple unrelated parties share such power, as defined, no party is required to consolidate the VIE.

The Fund determines whether an entity is a VIE and whether it is the primary beneficiary at the date of initial involvement with the entity. The Fund reassesses whether it is the primary beneficiary of a VIE on an ongoing basis based on changes in facts and circumstances. In determining whether it is the primary beneficiary, the Partnership considers the purpose and activities of the VIE, including the variability and related risks the VIE incurs and transfers to other entities and their related parties. These factors are considered in determining whether the Fund has the power to direct activities of the VIE that most significantly impact the VIE’s economic performance and whether the Fund also has the obligation to absorb losses of or receive benefits from the VIE that could be potentially significant to the VIE. If the Fund determines that it is the primary beneficiary of the VIE, the VIE is consolidated within the Partnership’s financial statements.

Based on this guidance, the operating limited partnerships in which the Fund invests meet the definition of a VIE. However, management does not consolidate the Fund’s interests in these VIEs under this guidance, as it is not considered to be the primary beneficiary. The Fund currently records the amount of its investment in these operating limited partnerships as an asset on its balance sheets, recognizes its share of the operating limited partnership income or losses in the statements of operations, and discloses how it accounts for material types of these investments in its financial statements. The Fund’s balance in investment in operating limited partnerships, advances to operating limited partnerships, plus the risk of recapture of tax credits previously recognized on these investments, represents its maximum exposure to loss. The Fund’s exposure to loss on these operating limited partnerships is mitigated by the condition and financial performance of the underlying properties as well as the strength of the operating general partners and their guarantee against credit recapture.

Deferred Acquisition Costs

Acquisition costs were amortized on the straight-line method over 27.5 years. An impairment loss has been recognized for the years ended March 31, 2013 and 2012 of $209,097 and $153,715, respectively, for Series 49. As of March 31, 2013, the lives of the remaining acquisition costs were reassessed and determined to be 4 years for all Series.

Accumulated amortization as of March 31, 2013 and 2012 is as follows:

	2013	2012

Series 47	$1,579,610	$1,245,954
Series 48	277,904	138,952
Series 49	-	-

	$1,857,514	$1,384,906

The amortization of deferred acquisition costs for each of the ensuing 4 years through March 31, 2017 are estimated to be $686,597, $686,597, $686,597 and $686,601 per year, for 2014, 2015, 2016 and 2017, respectively.

Income Taxes

The Fund has elected to be treated as a pass-through entity for income tax purposes and, as such, is not subject to income taxes. Rather, all items of taxable income, deductions and tax credits are passed through to and are reported by its owners on their respective income tax returns.  The Fund’s federal tax status as a pass-through entity is based on its legal status as a Fund. Accordingly, the Fund is not required to take any tax positions in order to qualify as a pass-through entity. The Fund is required to file and does file tax returns with the Internal Revenue Service and other taxing authorities. Accordingly, these financial statements do not reflect a provision for income taxes and the Fund has no other tax positions, which must be considered for disclosure. Income tax returns filed by the Fund are subject to examination by the Internal Revenue Service for a period of three years. While no income tax returns are currently being examined by the Internal Revenue Service, tax years since 2009 remain open.

Cash and Cash Equivalents

Cash equivalents include money market accounts having original maturities at date of acquisition of three months or less. The carrying value approximates fair value because of the short maturity of these instruments.

Fiscal Year

For financial reporting purposes, the Fund uses a March 31 year-end, whereas for income tax reporting purposes, the Fund uses a calendar year. The operating limited partnerships use a calendar year for both financial and income tax reporting.

Net Loss per Beneficial Assignee Certificate

Net loss per beneficial assignee partnership unit is calculated based upon the weighted average number of units outstanding during the year. The weighted average number of units in Series 47, 48 and 49 at March 31, 2013 and 2012 are as follows:

	2013	2012

Series 47	3,478,334	3,478,334
Series 48	2,299,372	2,299,372
Series 49	6,000,000	6,000,000

	11,777,706	11,777,706

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Recent Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board ("FASB") issued an update to existing guidance related to fair value measurements on how to measure fair value and what disclosures to provide about fair value measurements. For fair value measurements categorized as level 3, a reporting entity should disclose quantitative information of the unobservable inputs and assumptions, a description of the valuation processes and narrative description of the sensitivity of the fair value to changes in unobservable inputs. This update is effective for interim and annual periods beginning after December 15, 2011. The adoption of this update did not materially affect the Fund's condensed financial statements.

RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

NOTE B - RELATED PARTY TRANSACTIONS

During the years ended March 31, 2013 and 2012, the Fund entered into several transactions with various affiliates of the general partner, including Boston Capital Partners, Inc. (BCP), Boston Capital Services, Inc. (BCS), Boston Capital Holdings Limited Partnership (BCHLP) and Boston Capital Asset Management Limited Partnership (BCAM), as follows:

The Fund incurred a fund management fee to Boston Capital Asset Management Limited Partnership in an amount equal to .5 percent of the aggregate cost of the apartment complexes owned by the Operating Partnerships, less the amount of various asset management and reporting fees paid by the Operating Partnerships. The fund management fees net of reporting fees incurred and the reporting fees paid by the Operating Partnerships for the years ended March 31, 2013 and 2012, are as follows:

	2013
	Gross Fund Management Fee	Asset Management and Reporting Fee	Fund Management Fee net of Asset Management and Reporting Fee

Series 47	$388,344	$26,092	$362,252
Series 48	238,380	26,948	211,432
Series 49	511,104	50,381	460,723

	$1,137,828	$103,421	$1,034,407

	2012
	Gross Fund Management Fee	Asset Management and Reporting Fee	Fund Management Fee net of Asset Management and Reporting Fee

Series 47	$388,344	$29,935	$358,409
Series 48	238,380	18,465	219,915
Series 49	511,104	79,642	431,462

	$1,137,828	$128,042	$1,009,786

All fund management fees will be paid, without interest, from available cash flow or the proceeds of sales or refinancing of the partnership's interests in operating limited partnerships. As of March 31, 2013 and 2012, total fund management fees accrued were $3,833,125 and $3,470,297, respectively.

The fund management fees paid by the Fund for the years ended March 31, 2013 and 2012 are as follows:

	2013	2012

Series 47	$75,000	$25,000
Series 48	150,000	75,000
Series 49	550,000	150,000

	$775,000	$250,000

General and administrative expenses and professional fees incurred by Boston Capital Partners, Inc., Boston Capital Holdings Limited Partnership and Boston Capital Asset Management Limited Partnership for each series for the years ended March 31, 2013 and 2012, charged to each series’ operations are as follows:

	2013	2012

Series 47	$19,387	$20,239
Series 48	17,041	18,601
Series 49	24,484	23,457

	$60,912	$62,297

INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	12 Months Ended
Mar. 31, 2013
Investments In Operating Partnerships [Abstract]
Equity Method Investments Disclosure [Text Block]

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS

At March 31, 2013 and 2012, the Fund has limited partnership interests in operating limited partnerships which own or are constructing operating apartment complexes. The number of operating limited partnerships in which the Fund has limited partnership interests at March 31, 2013 and 2012 by series are as follows:

	2013	2012

Series 47	15	15
Series 48	11	11
Series 49	24	24

	50	50

Under the terms of the Fund’s investment in each operating limited partnership, the Fund is required to make capital contributions to the operating limited partnerships. These contributions are payable in installments over several years upon each operating limited partnership achieving specified levels of construction and/or operations. At March 31, 2013 and 2012, contributions are payable to operating limited partnerships as follows:

	2013	2012

Series 47	$-	$91,654
Series 48	-	10,001
Series 49	101	230,764

	$101	$332,419

The fund’s investments in operating limited partnerships at March 31, 2013 are summarized as follows:

	Total	Series 47	Series 48	Series 49

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$88,232,675	$25,829,698	$17,111,380	$45,291,597

Cumulative distributions from operating limited partnerships	(343,066)	(65,095)	(112,494)	(165,477)

Cumulative impairment loss in investments in operating limited partnerships	(26,555,983)	(8,199,492)	(4,017,798)	(14,338,693)

Cumulative losses from operating limited partnerships	(33,725,900)	(11,269,105)	(8,147,469)	(14,309,326)

Investments in operating limited partnerships per balance sheets	27,607,726	6,296,006	4,833,619	16,478,101

	Total	Series 47	Series 48	Series 49

The fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2012 (see note A).	(476,470)	(91,653)	-	(384,817)

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(9,827,745)	(1,386,345)	(411,422)	(8,029,978)

The fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	333,626	-	-	333,626

Cumulative impairment loss in investments in operating limited partnerships	26,555,983	8,199,492	4,017,798	14,338,693

Other	35,351	8,353	10,976	16,022

Equity per operating limited partnerships’ combined financial statements	$44,228,471	$13,025,853	$8,450,971	$22,751,647

The fund’s investments in operating limited partnerships at March 31, 2012 are summarized as follows:

	Total	Series 47	Series 48	Series 49

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$88,232,675	$25,829,698	$17,111,380	$45,291,597

Cumulative distributions from operating limited partnerships	(242,984)	(36,275)	(85,663)	(121,046)

Cumulative impairment loss in investments in operating limited partnerships	(19,633,177)	(6,099,586)	(2,567,590)	(10,966,001)

Cumulative losses from operating limited partnerships	(31,925,069)	(11,064,238)	(7,832,428)	(13,028,403)

Investments in operating limited partnerships per balance sheets	36,431,445	8,629,599	6,625,699	21,176,147

	Total	Series 47	Series 48	Series 49

The fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2012 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2011 (see note A).	(655,098)	(91,653)	(178,628)	(384,817)

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(8,746,941)	(800,432)	(263,057)	(7,683,452)

The fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	333,626	-	-	333,626

Cumulative impairment loss in investments in operating limited partnerships	19,633,177	6,099,586	2,567,590	10,966,001

Other	4,754	(5,759)	2,420	8,093

Equity per operating limited partnerships’ combined financial statements	$47,000,963	$13,831,341	$8,754,024	$24,415,598

The combined summarized balance sheets of the operating limited partnerships in which Series 47, 48 and 49 hold an interest as of December 31, 2012 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS

	Total	Series 47	Series 48	Series 49
ASSETS

Buildings and improvements, net of accumulated depreciation	$236,359,506	$80,008,907	$56,666,067	$99,684,532
Land	22,528,233	8,589,687	6,709,244	7,229,302
Other assets	22,177,729	7,920,941	5,168,569	9,088,219

	$281,065,468	$96,519,535	$68,543,880	$116,002,053

LIABILITIES AND PARTNERS’ CAPITAL

Mortgages and construction loans payable	$189,227,285	$67,133,028	$48,419,561	$73,674,696
Accounts payable and accrued expenses	2,802,350	1,216,111	494,647	1,091,592
Other liabilities	27,613,778	8,372,414	5,844,975	13,396,389

	219,643,413	76,721,553	54,759,183	88,162,677
PARTNERS’ CAPITAL
Boston Capital Tax Credit Fund V L.P.	44,228,471	13,025,853	8,450,971	22,751,647
Other partners	17,193,584	6,772,129	5,333,726	5,087,729

	61,422,055	19,797,982	13,784,697	27,839,376

	$281,065,468	$96,519,535	$68,543,880	$116,002,053

The combined summarized balance sheets of the operating limited partnerships in which Series 47, 48 and 49 hold an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS

	Total	Series 47	Series 48	Series 49
ASSETS

Buildings and improvements, net of accumulated depreciation	$246,480,158	$83,289,382	$59,063,634	$104,127,142
Land	22,528,233	8,589,687	6,709,244	7,229,302
Other assets	23,053,924	8,239,979	5,448,962	9,364,983

	$292,062,315	$100,119,048	$71,221,840	$120,721,427

LIABILITIES AND PARTNERS’ CAPITAL

Mortgages and construction loans payable	$192,130,464	$68,373,641	$49,008,261	$74,748,562
Accounts payable and accrued expenses	2,940,104	1,231,546	712,925	995,633
Other liabilities	32,205,394	9,838,390	7,215,583	15,151,421

	227,275,962	79,443,577	56,936,769	90,895,616
PARTNERS’ CAPITAL
Boston Capital Tax Credit Fund V L.P.	47,000,963	13,831,341	8,754,024	24,415,598
Other partners	17,785,390	6,844,130	5,531,047	5,410,213

	64,786,353	20,675,471	14,285,071	29,825,811

	$292,062,315	$100,119,048	$71,221,840	$120,721,427

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2012 in which Series 47 through Series 49 had an interest as of December 31, 2012 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Total	Series 47	Series 48	Series 49
Revenue
Rent	$33,600,232	$12,363,094	$8,227,767	$13,009,371
Interest and other	1,138,753	444,225	310,398	384,130

	34,738,985	12,807,319	8,538,165	13,393,501
Expenses
Interest	5,372,996	1,718,764	1,060,749	2,593,483
Depreciation and amortization	10,837,045	3,556,422	2,577,491	4,703,132
Taxes and insurance	4,149,177	1,729,980	1,019,605	1,399,592
Repairs and maintenance	4,442,027	1,665,789	1,203,468	1,572,770
Operating expenses	12,601,121	4,569,552	2,870,912	5,160,657
Other expenses	1,120,153	555,342	464,776	100,035

	38,522,519	13,795,849	9,197,001	15,529,669

NET LOSS	$(3,783,534)	$(988,530)	$(658,836)	$(2,136,168)

Net loss allocated to Boston Capital Tax Credit Fund V L.P. *	$(2,881,635)	$(790,780)	$(463,406)	$(1,627,449)

Net loss allocated to other partners	$(901,899)	$(197,750)	$(195,430)	$(508,719)

* Amount includes $585,913, $148,365 and $346,526 for Series 47, Series 48 and Series 49, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2011 in which Series 47 through Series 49 had an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Total	Series 47	Series 48	Series 49
Revenue
Rent	$33,221,675	$12,022,011	$8,049,555	$13,150,109
Interest and other	1,235,811	483,125	330,945	421,741

	34,457,486	12,505,136	8,380,500	13,571,850
Expenses
Interest	5,521,080	1,736,678	1,077,921	2,706,481
Depreciation and amortization	11,204,983	3,731,135	2,706,700	4,767,148
Taxes and insurance	3,954,517	1,592,297	966,551	1,395,669
Repairs and maintenance	4,258,853	1,657,626	1,034,278	1,566,949
Operating expenses	12,052,181	4,422,472	2,768,580	4,861,129
Other expenses	1,115,805	491,399	478,737	145,669

	38,107,419	13,631,607	9,032,767	15,443,045

NET LOSS	$(3,649,933)	$(1,126,471)	$(652,267)	$(1,871,195)

Net loss allocated to Boston Capital Tax Credit Fund V L.P.	$(2,712,711)	$(901,443)	$(454,507)	$(1,356,761)

Net loss allocated to other partners	$(937,222)	$(225,028)	$(197,760)	$(514,434)

* Amount includes $551,081, $211,727 and $103,854 for Series 47, Series 48 and Series 49, respectively, of loss not recognized under the equity method of accounting as described in note A.

NOTES RECEIVABLE	12 Months Ended
Mar. 31, 2013
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

NOTE D - NOTES RECEIVABLE

Notes receivable at March 31, 2013 and 2012 consist of advance installments of $0 and $230,663 , respectively, of capital contributions to operating limited partnerships. The notes are comprised of noninterest bearing and interest bearing notes with rates ranging from prime to prime + 1.00%. Prime was 3.25% as of March 31, 2013 and 2012. These notes are secured by future installments of capital contributions or paid upon demand. The notes at March 31, 2013 and 2012 by series are as follows:

	2013	2012

Series 47	$-	$-
Series 48	-	-
Series 49	-	230,663

	$-	$230,663

RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN	12 Months Ended
Mar. 31, 2013
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Abstract]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Text Block]

NOTE E - RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN

For income tax purposes, the fund reports using a December 31 year-end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2013 is reconciled as follows:

	Total	Series 47	Series 48	Series 49
Net loss for financial reporting purposes	$(11,021,498)	$(3,138,036)	$(2,163,384)	$(5,720,078)

Accrued partnership management fee not deducted for income tax purposes	362,828	313,344	88,380	(38,896)

Other	111,635	123,304	31,173	(42,842)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(871,671)	(121,801)	1,924	(751,794)

Impairment loss not recognized for tax purposes	7,131,903	2,099,906	1,450,208	3,581,789

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(1,080,804)	(585,913)	(148,365)	(346,526)

Difference due to fiscal year for book purposes and calendar year for tax purposes	485,317	247,161	67,629	170,527

Loss for tax return purposes, December 31, 2012	$(4,882,290)	$(1,062,035)	$(672,435)	$(3,147,820)

For income tax purposes, the fund reports using a December 31 year-end.  The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2012 is reconciled as follows:

	Total	Series 47	Series 48	Series 49
Net loss for financial reporting purposes	$(10,786,468)	$(3,047,627)	$(2,110,274)	$(5,628,567)

Accrued partnership management fee not deducted (deducted) for income tax purposes	887,828	363,344	163,380	361,104

Other	688,432	34,553	27,003	626,876

Excess of tax depreciation over book depreciation on operating limited partnership assets	(1,182,633)	(295,101)	(395,534)	(491,998)

Impairment loss not recognized for tax purposes	6,999,722	1,950,396	1,461,206	3,588,120

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(866,662)	(551,081)	(211,727)	(103,854)

Difference due to fiscal year for book purposes and calendar year for tax purposes	406,270	216,810	85,322	104,138

Loss for tax return purposes, December 31, 2011	$(3,853,511)	$(1,328,706)	$(980,624)	$(1,544,181)

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2013 are as follows:

	Total	Series 47	Series 48	Series 49
Investments in operating limited partnerships - tax return December 31, 2012	$41,256,913	$9,852,737	$5,941,619	$25,462,557

Impairment loss in investment in operating limited partnerships	(26,555,983)	(8,199,492)	(4,017,798)	(14,338,693)

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	(9,827,745)	(1,386,345)	(411,422)	(8,029,978)

Other	22,734,541	6,029,106	3,321,220	13,384,215

Investments in operating limited partnerships - as reported	$27,607,726	$6,296,006	$4,833,619	$16,478,101

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2012 are as follows:

	Total	Series 47	Series 48	Series 49
Investments in operating limited partnerships - tax return December 31, 2011	$44,981,252	$10,663,501	$6,391,941	$27,925,810

Impairment loss in investment in operating limited partnerships	(19,633,177)	(6,099,586)	(2,567,590)	(10,966,001)

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	(8,746,941)	(800,432)	(263,057)	(7,683,452)

Other	19,830,311	4,866,116	3,064,405	11,899,790

Investments in operating limited partnerships - as reported	$36,431,445	$8,629,599	$6,625,699	$21,176,147

CASH EQUIVALENTS	12 Months Ended
Mar. 31, 2013
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents Disclosure [Text Block]

NOTE F- CASH EQUIVALENTS

Cash equivalents of $1,054,790 and $2,050,590 as of March 31, 2013 and 2012, respectively, include money market accounts with interest rates ranging from 0.10% to 0.35% per annum.

CONCENTRATION OF CREDIT RISK	12 Months Ended
Mar. 31, 2013
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]

NOTE G - CONCENTRATION OF CREDIT RISK

The Fund maintains its cash and cash equivalent balances in several accounts in various financial institutions. The balances are generally insured by the Federal Deposit Insurance Corporation (FDIC) up to specified limits by each institution. At times, the balances may exceed these insurance limits; however, the Fund has not experienced any losses with respect to it balances in excess of FDIC insurance. Management believes that no significant concentration of credit risk with respect to these cash and cash equivalent balances exists as of March 31, 2013.

FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Mar. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

NOTE H - FAIR VALUE OF FINANCIAL INSTRUMENTS

The Fund’s financial instruments relate to other assets, notes receivable, and accounts payable - affiliates. Management has not disclosed the fair value of these financial instruments because determination of such fair value is deemed to be impractical. The other assets, notes receivable, and accounts payable - affiliates are due from or owed to affiliates of the Fund. The unique nature of these financial instruments makes determination of any fair value impractical. See notes B and D for disclosure of the carrying amount and terms of these financial instruments.

ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Investment In Operating Limited Partnerships [Policy Text Block]

Investments in Operating Limited Partnerships

The Fund accounts for its investments in operating limited partnerships using the equity method, whereby the Fund adjusts its investment cost for its share of each operating limited partnership’s results of operations and for any distributions received or accrued. However, the Fund recognizes the individual operating limited partnership’s losses only to the extent that the Fund’s share of losses from the operating limited partnerships does not exceed the carrying amount of its investment and its advances to operating limited partnerships. Unrecognized losses are suspended and offset against future individual operating limited partnership income.

After the investment account is reduced to zero, receivables due from the operating limited partnerships are decreased by the partnership’s share of losses and, accordingly, a valuation allowance is recorded against the receivables. Accordingly, the Fund recorded a valuation allowance of $60,000 and $0 as of March 31, 2013 and 2012, respectively.

The Fund reviews its investment in operating limited partnerships for impairment whenever events or changes in circumstances indicate that the carrying amount of such investments may not be recoverable. Recoverability is measured by a comparison of the carrying amount of the investment to the sum of the total amount of the remaining tax credits and the estimated residual value of the investment. The Fund also evaluates its intangibles for impairment in connection with its investments in operating limited partnerships. Impairment losses have been recognized for the years ended March 31, 2013 and March 31, 2012, of $7,131,903 and $6,999,722, respectively.

Capital contributions to operating limited partnerships are adjusted by tax credit adjusters. Tax credit adjusters are defined as adjustments to operating limited partnership capital contributions due to reductions in actual tax credits from those originally projected. The Fund records tax credit adjusters as a reduction in investments in operating limited partnerships and capital contributions payable.

The operating limited partnerships maintain their financial statements based on a calendar year and the Fund utilizes a March 31 year-end. The Fund records losses and income from the operating limited partnerships on a calendar year basis which is not materially different from losses and income generated if the operating limited partnerships utilized a March 31 year-end.

The Fund records capital contributions payable to the operating limited partnerships once there is a binding obligation to fund a specified amount. The operating limited partnerships record capital contributions from the Fund when received.

In accordance with the accounting guidance for the consolidation of variable interest entities, the Fund determines when it should include the assets, liabilities, and activities of a variable interest entity (VIE) in its financial statements, and when it should disclose information about its relationship with a VIE. A VIE is a legal structure used to conduct activities or hold assets, which must be consolidated by a company if it is the primary beneficiary because it has (1) the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and (2) the obligation to absorb losses or receive benefits that could potentially be significant to the VIE. If multiple unrelated parties share such power, as defined, no party is required to consolidate the VIE.

The Fund determines whether an entity is a VIE and whether it is the primary beneficiary at the date of initial involvement with the entity. The Fund reassesses whether it is the primary beneficiary of a VIE on an ongoing basis based on changes in facts and circumstances. In determining whether it is the primary beneficiary, the Partnership considers the purpose and activities of the VIE, including the variability and related risks the VIE incurs and transfers to other entities and their related parties. These factors are considered in determining whether the Fund has the power to direct activities of the VIE that most significantly impact the VIE’s economic performance and whether the Fund also has the obligation to absorb losses of or receive benefits from the VIE that could be potentially significant to the VIE. If the Fund determines that it is the primary beneficiary of the VIE, the VIE is consolidated within the Partnership’s financial statements.

Based on this guidance, the operating limited partnerships in which the Fund invests meet the definition of a VIE. However, management does not consolidate the Fund’s interests in these VIEs under this guidance, as it is not considered to be the primary beneficiary. The Fund currently records the amount of its investment in these operating limited partnerships as an asset on its balance sheets, recognizes its share of the operating limited partnership income or losses in the statements of operations, and discloses how it accounts for material types of these investments in its financial statements. The Fund’s balance in investment in operating limited partnerships, advances to operating limited partnerships, plus the risk of recapture of tax credits previously recognized on these investments, represents its maximum exposure to loss. The Fund’s exposure to loss on these operating limited partnerships is mitigated by the condition and financial performance of the underlying properties as well as the strength of the operating general partners and their guarantee against credit recapture.

Capitalization of Deferred Policy Acquisition Costs, Policy [Policy Text Block]

Deferred Acquisition Costs

Acquisition costs were amortized on the straight-line method over 27.5 years. An impairment loss has been recognized for the years ended March 31, 2013 and 2012 of $209,097 and $153,715, respectively, for Series 49. As of March 31, 2013, the lives of the remaining acquisition costs were reassessed and determined to be 4 years for all Series.

Accumulated amortization as of March 31, 2013 and 2012 is as follows:

	2013	2012

Series 47	$1,579,610	$1,245,954
Series 48	277,904	138,952
Series 49	-	-

	$1,857,514	$1,384,906

The amortization of deferred acquisition costs for each of the ensuing 4 years through March 31, 2017 are estimated to be $686,597, $686,597, $686,597 and $686,601 per year, for 2014, 2015, 2016 and 2017, respectively.

Income Tax, Policy [Policy Text Block]

Income Taxes

The Fund has elected to be treated as a pass-through entity for income tax purposes and, as such, is not subject to income taxes. Rather, all items of taxable income, deductions and tax credits are passed through to and are reported by its owners on their respective income tax returns.  The Fund’s federal tax status as a pass-through entity is based on its legal status as a Fund. Accordingly, the Fund is not required to take any tax positions in order to qualify as a pass-through entity. The Fund is required to file and does file tax returns with the Internal Revenue Service and other taxing authorities. Accordingly, these financial statements do not reflect a provision for income taxes and the Fund has no other tax positions, which must be considered for disclosure. Income tax returns filed by the Fund are subject to examination by the Internal Revenue Service for a period of three years. While no income tax returns are currently being examined by the Internal Revenue Service, tax years since 2009 remain open.

Cash and Cash Equivalents, Policy [Policy Text Block]

Cash and Cash Equivalents

Cash equivalents include money market accounts having original maturities at date of acquisition of three months or less. The carrying value approximates fair value because of the short maturity of these instruments.

Fiscal Period, Policy [Policy Text Block]

Fiscal Year

For financial reporting purposes, the Fund uses a March 31 year-end, whereas for income tax reporting purposes, the Fund uses a calendar year. The operating limited partnerships use a calendar year for both financial and income tax reporting.

Earnings Per Benefical Assignee Partnership Unit [Policy Text Block]

Net Loss per Beneficial Assignee Certificate

Net loss per beneficial assignee partnership unit is calculated based upon the weighted average number of units outstanding during the year. The weighted average number of units in Series 47, 48 and 49 at March 31, 2013 and 2012 are as follows:

	2013	2012

Series 47	3,478,334	3,478,334
Series 48	2,299,372	2,299,372
Series 49	6,000,000	6,000,000

	11,777,706	11,777,706

Use of Estimates, Policy [Policy Text Block]

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

New Accounting Pronouncements, Policy [Policy Text Block]

Recent Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board ("FASB") issued an update to existing guidance related to fair value measurements on how to measure fair value and what disclosures to provide about fair value measurements. For fair value measurements categorized as level 3, a reporting entity should disclose quantitative information of the unobservable inputs and assumptions, a description of the valuation processes and narrative description of the sensitivity of the fair value to changes in unobservable inputs. This update is effective for interim and annual periods beginning after December 15, 2011. The adoption of this update did not materially affect the Fund's condensed financial statements.

ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2013
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Schedule of Limited Partners' Capital Account by Class [Table Text Block]

The BAC’s issued and outstanding in each series at March 31, 2013 and 2012 are as follows:

	2013	2012

Series 47	3,478,334	3,478,334
Series 48	2,299,372	2,299,372
Series 49	6,000,000	6,000,000

	11,777,706	11,777,706

Schedule Of Accumulated Amortization Of Acquisition Costs [Table Text Block]	Accumulated amortization as of March 31, 2013 and 2012 is as follows:
	2013	2012

Series 47	$1,579,610	$1,245,954
Series 48	277,904	138,952
Series 49	-	-

	$1,857,514	$1,384,906

Schedule Of Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator and Denominator In Earnings Per Share [Table Text Block]

Net loss per beneficial assignee partnership unit is calculated based upon the weighted average number of units outstanding during the year. The weighted average number of units in Series 47, 48 and 49 at March 31, 2013 and 2012 are as follows:

	2013	2012

Series 47	3,478,334	3,478,334
Series 48	2,299,372	2,299,372
Series 49	6,000,000	6,000,000

	11,777,706	11,777,706

RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Mar. 31, 2013
Related Party Transactions [Abstract]
Schedule Of Fund Management Fee and Reporting Fee [Table Text Block]

The fund management fees net of reporting fees incurred and the reporting fees paid by the Operating Partnerships for the years ended March 31, 2013 and 2012, are as follows:

	2013
	Gross Fund Management Fee	Asset Management and Reporting Fee	Fund Management Fee net of Asset Management and Reporting Fee

Series 47	$388,344	$26,092	$362,252
Series 48	238,380	26,948	211,432
Series 49	511,104	50,381	460,723

	$1,137,828	$103,421	$1,034,407

	2012
	Gross Fund Management Fee	Asset Management and Reporting Fee	Fund Management Fee net of Asset Management and Reporting Fee

Series 47	$388,344	$29,935	$358,409
Series 48	238,380	18,465	219,915
Series 49	511,104	79,642	431,462

	$1,137,828	$128,042	$1,009,786

Schedule Of Management Fees Paid [Table Text Block]

The fund management fees paid by the Fund for the years ended March 31, 2013 and 2012 are as follows:

	2013	2012

Series 47	$75,000	$25,000
Series 48	150,000	75,000
Series 49	550,000	150,000

	$775,000	$250,000

Schedule Of General Administrative and Professional Fees [Table Text Block]

General and administrative expenses and professional fees incurred by Boston Capital Partners, Inc., Boston Capital Holdings Limited Partnership and Boston Capital Asset Management Limited Partnership for each series for the years ended March 31, 2013 and 2012, charged to each series’ operations are as follows:

	2013	2012

Series 47	$19,387	$20,239
Series 48	17,041	18,601
Series 49	24,484	23,457

	$60,912	$62,297

INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Tables)	12 Months Ended
Mar. 31, 2013
Investments In Operating Partnerships [Abstract]
Schedule Of Number Of Operating Partnerships [Table Text Block]

The number of operating limited partnerships in which the Fund has limited partnership interests at March 31, 2013 and 2012 by series are as follows:

	2013	2012

Series 47	15	15
Series 48	11	11
Series 49	24	24

	50	50

Schedule Of Contribution Payable To Operating Limited Partnerships [Table Text Block]	At March 31, 2013 and 2012, contributions are payable to operating limited partnerships as follows:
	2013	2012

Series 47	$-	$91,654
Series 48	-	10,001
Series 49	101	230,764

	$101	$332,419

Schedule Of Fund Investment In Operating Partnerships [Table Text Block]

The fund’s investments in operating limited partnerships at March 31, 2013 are summarized as follows:

	Total	Series 47	Series 48	Series 49

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$88,232,675	$25,829,698	$17,111,380	$45,291,597

Cumulative distributions from operating limited partnerships	(343,066)	(65,095)	(112,494)	(165,477)

Cumulative impairment loss in investments in operating limited partnerships	(26,555,983)	(8,199,492)	(4,017,798)	(14,338,693)

Cumulative losses from operating limited partnerships	(33,725,900)	(11,269,105)	(8,147,469)	(14,309,326)

Investments in operating limited partnerships per balance sheets	27,607,726	6,296,006	4,833,619	16,478,101

	Total	Series 47	Series 48	Series 49

The fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2012 (see note A).	(476,470)	(91,653)	-	(384,817)

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(9,827,745)	(1,386,345)	(411,422)	(8,029,978)

The fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	333,626	-	-	333,626

Cumulative impairment loss in investments in operating limited partnerships	26,555,983	8,199,492	4,017,798	14,338,693

Other	35,351	8,353	10,976	16,022

Equity per operating limited partnerships’ combined financial statements	$44,228,471	$13,025,853	$8,450,971	$22,751,647

The fund’s investments in operating limited partnerships at March 31, 2012 are summarized as follows:

	Total	Series 47	Series 48	Series 49

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$88,232,675	$25,829,698	$17,111,380	$45,291,597

Cumulative distributions from operating limited partnerships	(242,984)	(36,275)	(85,663)	(121,046)

Cumulative impairment loss in investments in operating limited partnerships	(19,633,177)	(6,099,586)	(2,567,590)	(10,966,001)

Cumulative losses from operating limited partnerships	(31,925,069)	(11,064,238)	(7,832,428)	(13,028,403)

Investments in operating limited partnerships per balance sheets	36,431,445	8,629,599	6,625,699	21,176,147

	Total	Series 47	Series 48	Series 49

The fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2012 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2011 (see note A).	(655,098)	(91,653)	(178,628)	(384,817)

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(8,746,941)	(800,432)	(263,057)	(7,683,452)

The fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	333,626	-	-	333,626

Cumulative impairment loss in investments in operating limited partnerships	19,633,177	6,099,586	2,567,590	10,966,001

Other	4,754	(5,759)	2,420	8,093

Equity per operating limited partnerships’ combined financial statements	$47,000,963	$13,831,341	$8,754,024	$24,415,598

Schedule Of Summarized Balance Sheets In Operating Partnerships [Table Text Block]

The combined summarized balance sheets of the operating limited partnerships in which Series 47, 48 and 49 hold an interest as of December 31, 2012 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS

	Total	Series 47	Series 48	Series 49
ASSETS

Buildings and improvements, net of accumulated depreciation	$236,359,506	$80,008,907	$56,666,067	$99,684,532
Land	22,528,233	8,589,687	6,709,244	7,229,302
Other assets	22,177,729	7,920,941	5,168,569	9,088,219

	$281,065,468	$96,519,535	$68,543,880	$116,002,053

LIABILITIES AND PARTNERS’ CAPITAL

Mortgages and construction loans payable	$189,227,285	$67,133,028	$48,419,561	$73,674,696
Accounts payable and accrued expenses	2,802,350	1,216,111	494,647	1,091,592
Other liabilities	27,613,778	8,372,414	5,844,975	13,396,389

	219,643,413	76,721,553	54,759,183	88,162,677
PARTNERS’ CAPITAL
Boston Capital Tax Credit Fund V L.P.	44,228,471	13,025,853	8,450,971	22,751,647
Other partners	17,193,584	6,772,129	5,333,726	5,087,729

	61,422,055	19,797,982	13,784,697	27,839,376

	$281,065,468	$96,519,535	$68,543,880	$116,002,053

The combined summarized balance sheets of the operating limited partnerships in which Series 47, 48 and 49 hold an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS

	Total	Series 47	Series 48	Series 49
ASSETS

Buildings and improvements, net of accumulated depreciation	$246,480,158	$83,289,382	$59,063,634	$104,127,142
Land	22,528,233	8,589,687	6,709,244	7,229,302
Other assets	23,053,924	8,239,979	5,448,962	9,364,983

	$292,062,315	$100,119,048	$71,221,840	$120,721,427

LIABILITIES AND PARTNERS’ CAPITAL

Mortgages and construction loans payable	$192,130,464	$68,373,641	$49,008,261	$74,748,562
Accounts payable and accrued expenses	2,940,104	1,231,546	712,925	995,633
Other liabilities	32,205,394	9,838,390	7,215,583	15,151,421

	227,275,962	79,443,577	56,936,769	90,895,616
PARTNERS’ CAPITAL
Boston Capital Tax Credit Fund V L.P.	47,000,963	13,831,341	8,754,024	24,415,598
Other partners	17,785,390	6,844,130	5,531,047	5,410,213

	64,786,353	20,675,471	14,285,071	29,825,811

	$292,062,315	$100,119,048	$71,221,840	$120,721,427

Schedule Of Summarized Statement Of Operations In Operating Partnerships [Table Text Block]

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2012 in which Series 47 through Series 49 had an interest as of December 31, 2012 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Total	Series 47	Series 48	Series 49
Revenue
Rent	$33,600,232	$12,363,094	$8,227,767	$13,009,371
Interest and other	1,138,753	444,225	310,398	384,130

	34,738,985	12,807,319	8,538,165	13,393,501
Expenses
Interest	5,372,996	1,718,764	1,060,749	2,593,483
Depreciation and amortization	10,837,045	3,556,422	2,577,491	4,703,132
Taxes and insurance	4,149,177	1,729,980	1,019,605	1,399,592
Repairs and maintenance	4,442,027	1,665,789	1,203,468	1,572,770
Operating expenses	12,601,121	4,569,552	2,870,912	5,160,657
Other expenses	1,120,153	555,342	464,776	100,035

	38,522,519	13,795,849	9,197,001	15,529,669

NET LOSS	$(3,783,534)	$(988,530)	$(658,836)	$(2,136,168)

Net loss allocated to Boston Capital Tax Credit Fund V L.P. *	$(2,881,635)	$(790,780)	$(463,406)	$(1,627,449)

Net loss allocated to other partners	$(901,899)	$(197,750)	$(195,430)	$(508,719)

* Amount includes $585,913, $148,365 and $346,526 for Series 47, Series 48 and Series 49, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2011 in which Series 47 through Series 49 had an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Total	Series 47	Series 48	Series 49
Revenue
Rent	$33,221,675	$12,022,011	$8,049,555	$13,150,109
Interest and other	1,235,811	483,125	330,945	421,741

	34,457,486	12,505,136	8,380,500	13,571,850
Expenses
Interest	5,521,080	1,736,678	1,077,921	2,706,481
Depreciation and amortization	11,204,983	3,731,135	2,706,700	4,767,148
Taxes and insurance	3,954,517	1,592,297	966,551	1,395,669
Repairs and maintenance	4,258,853	1,657,626	1,034,278	1,566,949
Operating expenses	12,052,181	4,422,472	2,768,580	4,861,129
Other expenses	1,115,805	491,399	478,737	145,669

	38,107,419	13,631,607	9,032,767	15,443,045

NET LOSS	$(3,649,933)	$(1,126,471)	$(652,267)	$(1,871,195)

Net loss allocated to Boston Capital Tax Credit Fund V L.P.	$(2,712,711)	$(901,443)	$(454,507)	$(1,356,761)

Net loss allocated to other partners	$(937,222)	$(225,028)	$(197,760)	$(514,434)

* Amount includes $551,081, $211,727 and $103,854 for Series 47, Series 48 and Series 49, respectively, of loss not recognized under the equity method of accounting as described in note A.

NOTES RECEIVABLE (Tables)	12 Months Ended
Mar. 31, 2013
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]	The notes at March 31, 2013 and 2012 by series are as follows:
	2013	2012

Series 47	$-	$-
Series 48	-	-
Series 49	-	230,663

	$-	$230,663

RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN (Tables)	12 Months Ended
Mar. 31, 2013
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Abstract]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Table Text Block]

For income tax purposes, the fund reports using a December 31 year-end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2013 is reconciled as follows:

	Total	Series 47	Series 48	Series 49
Net loss for financial reporting purposes	$(11,021,498)	$(3,138,036)	$(2,163,384)	$(5,720,078)

Accrued partnership management fee not deducted for income tax purposes	362,828	313,344	88,380	(38,896)

Other	111,635	123,304	31,173	(42,842)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(871,671)	(121,801)	1,924	(751,794)

Impairment loss not recognized for tax purposes	7,131,903	2,099,906	1,450,208	3,581,789

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(1,080,804)	(585,913)	(148,365)	(346,526)

Difference due to fiscal year for book purposes and calendar year for tax purposes	485,317	247,161	67,629	170,527

Loss for tax return purposes, December 31, 2012	$(4,882,290)	$(1,062,035)	$(672,435)	$(3,147,820)

For income tax purposes, the fund reports using a December 31 year-end.  The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2012 is reconciled as follows:

	Total	Series 47	Series 48	Series 49
Net loss for financial reporting purposes	$(10,786,468)	$(3,047,627)	$(2,110,274)	$(5,628,567)

Accrued partnership management fee not deducted (deducted) for income tax purposes	887,828	363,344	163,380	361,104

Other	688,432	34,553	27,003	626,876

Excess of tax depreciation over book depreciation on operating limited partnership assets	(1,182,633)	(295,101)	(395,534)	(491,998)

Impairment loss not recognized for tax purposes	6,999,722	1,950,396	1,461,206	3,588,120

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(866,662)	(551,081)	(211,727)	(103,854)

Difference due to fiscal year for book purposes and calendar year for tax purposes	406,270	216,810	85,322	104,138

Loss for tax return purposes, December 31, 2011	$(3,853,511)	$(1,328,706)	$(980,624)	$(1,544,181)

Schedule Of Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Table Text Block]

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2013 are as follows:

	Total	Series 47	Series 48	Series 49
Investments in operating limited partnerships - tax return December 31, 2012	$41,256,913	$9,852,737	$5,941,619	$25,462,557

Impairment loss in investment in operating limited partnerships	(26,555,983)	(8,199,492)	(4,017,798)	(14,338,693)

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	(9,827,745)	(1,386,345)	(411,422)	(8,029,978)

Other	22,734,541	6,029,106	3,321,220	13,384,215

Investments in operating limited partnerships - as reported	$27,607,726	$6,296,006	$4,833,619	$16,478,101

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2012 are as follows:

	Total	Series 47	Series 48	Series 49
Investments in operating limited partnerships - tax return December 31, 2011	$44,981,252	$10,663,501	$6,391,941	$27,925,810

Impairment loss in investment in operating limited partnerships	(19,633,177)	(6,099,586)	(2,567,590)	(10,966,001)

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	(8,746,941)	(800,432)	(263,057)	(7,683,452)

Other	19,830,311	4,866,116	3,064,405	11,899,790

Investments in operating limited partnerships - as reported	$36,431,445	$8,629,599	$6,625,699	$21,176,147

ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2005
BACs Sold	11,777,706	11,777,706	11,777,706
Series Forty Seven [Member]
BACs Sold	3,478,334	3,478,334
Series Forty Eight [Member]
BACs Sold	2,299,372	2,299,372
Series Forty Nine [Member]
BACs Sold	6,000,000	6,000,000

ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Accumulated amortization of acquisition costs	$ 1,857,514	$ 1,384,906
Series Forty Seven [Member]
Accumulated amortization of acquisition costs	1,579,610	1,245,954
Series Forty Eight [Member]
Accumulated amortization of acquisition costs	277,904	138,952
Series Forty Nine [Member]
Accumulated amortization of acquisition costs	$ 0	$ 0

ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	11,777,706	11,777,706
Series Forty Seven [Member]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	3,478,334	3,478,334
Series Forty Eight [Member]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,299,372	2,299,372
Series Forty Nine [Member]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	6,000,000	6,000,000

ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	1 Months Ended	12 Months Ended
	Aug. 31, 2004	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2005
Minimum Units Of Limited Partners Beneficial Interest For Sale		250,000
Maximum Units Of Limited Partners Beneficial Interest For Sale		7,000,000
Limited Partners Capital Account Per Units		$ 10
Limited Partners Capital Account Additional Units Registered For Sale	8,500,000
Units of limited partnership interest, issued		11,777,706	11,777,706	11,777,706
Equity Raised				$ 117,777,060
Amortization Period Of Acquisition Costs		27 years 6 months
Amortization Of Acquisition Cost Remaining Contractual Term		4 years
Amortization Of Deferred Acquisition Costs		686,597
Amortization Of Deferred Acquisition Costs Year Two		686,597
Amortization Of Deferred Acquisition Costs Year Three		686,597
Amortization Of Deferred Acquisition Costs Year Four		686,601
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest		99.75%
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest		0.25%
Impairment loss		7,131,903	6,999,722
Collectibility Of Receivables [Member]
Valuation Allowance, Amount		60,000	0
Series Forty Nine [Member]
Units of limited partnership interest, issued		6,000,000	6,000,000
Impairment Loss Of Acquisition Costs		209,097	153,715
Impairment loss		$ 3,581,789	$ 3,588,120

RELATED PARTY TRANSACTIONS (Details) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Gross Fund Management Fee	$ 1,137,828	$ 1,137,828
Asset Management and Reporting Fee	103,421	128,042
Fund Management Fee net of Asset Management and Reporting Fee	1,034,407	1,009,786
Series Forty Seven [Member]
Gross Fund Management Fee	388,344	388,344
Asset Management and Reporting Fee	26,092	29,935
Fund Management Fee net of Asset Management and Reporting Fee	362,252	358,409
Series Forty Eight [Member]
Gross Fund Management Fee	238,380	238,380
Asset Management and Reporting Fee	26,948	18,465
Fund Management Fee net of Asset Management and Reporting Fee	211,432	219,915
Series Forty Nine [Member]
Gross Fund Management Fee	511,104	511,104
Asset Management and Reporting Fee	50,381	79,642
Fund Management Fee net of Asset Management and Reporting Fee	$ 460,723	$ 431,462

RELATED PARTY TRANSACTIONS (Details 1) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Management Fees Paid	$ 775,000	$ 250,000
Series Forty Seven [Member]
Management Fees Paid	75,000	25,000
Series Forty Eight [Member]
Management Fees Paid	150,000	75,000
Series Forty Nine [Member]
Management Fees Paid	$ 550,000	$ 150,000

RELATED PARTY TRANSACTIONS (Details 2) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
General Administrative and Professional Fee Amount Paid	$ 60,912	$ 62,297
Series Forty Seven [Member]
General Administrative and Professional Fee Amount Paid	19,387	20,239
Series Forty Eight [Member]
General Administrative and Professional Fee Amount Paid	17,041	18,601
Series Forty Nine [Member]
General Administrative and Professional Fee Amount Paid	$ 24,484	$ 23,457

RELATED PARTY TRANSACTIONS (Details Textual) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Percentage Of Annual Management Fee	0.50%
Accounts payable - affiliates	$ 3,833,125	$ 3,470,297

INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details)	Mar. 31, 2013	Mar. 31, 2012
Number Of Operating Partnerships	50	50
Series Forty Seven [Member]
Number Of Operating Partnerships	15	15
Series Forty Eight [Member]
Number Of Operating Partnerships	11	11
Series Forty Nine [Member]
Number Of Operating Partnerships	24	24

INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 1) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Capital Contribution Payable	$ 101	$ 332,419
Series Forty Seven [Member]
Capital Contribution Payable	0	91,654
Series Forty Eight [Member]
Capital Contribution Payable	0	10,001
Series Forty Nine [Member]
Capital Contribution Payable	$ 101	$ 230,764

INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 2) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$ 88,232,675		$ 88,232,675
Cumulative distributions from operating limited partnerships	(343,066)		(242,984)
Cumulative impairment loss in investments in operating limited partnerships	(26,555,983)		(19,633,177)
Cumulative losses from operating limited partnerships	(33,725,900)		(31,925,069)
Investments in operating limited partnerships per balance sheets	27,607,726		36,431,445
The fund has recorded capital contributions to the operating limited partnerships during the year ended which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements (see note A).	(476,470)		(655,098)
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(9,827,745)		(8,746,941)
The fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	333,626		333,626
Cumulative impairment loss in investments in operating limited partnerships	26,555,983		19,633,177
Other	35,351		4,754
Equity per operating limited partnerships' combined financial statements	44,228,471	44,228,471	47,000,963	47,000,963
Series Forty Seven [Member]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	25,829,698		25,829,698
Cumulative distributions from operating limited partnerships	(65,095)		(36,275)
Cumulative impairment loss in investments in operating limited partnerships	(8,199,492)		(6,099,586)
Cumulative losses from operating limited partnerships	(11,269,105)		(11,064,238)
Investments in operating limited partnerships per balance sheets	6,296,006		8,629,599
The fund has recorded capital contributions to the operating limited partnerships during the year ended which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements (see note A).	(91,653)		(91,653)
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,386,345)		(800,432)
The fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	8,199,492		6,099,586
Other	8,353		(5,759)
Equity per operating limited partnerships' combined financial statements	13,025,853	13,025,853	13,831,341	13,831,341
Series Forty Eight [Member]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	17,111,380		17,111,380
Cumulative distributions from operating limited partnerships	(112,494)		(85,663)
Cumulative impairment loss in investments in operating limited partnerships	(4,017,798)		(2,567,590)
Cumulative losses from operating limited partnerships	(8,147,469)		(7,832,428)
Investments in operating limited partnerships per balance sheets	4,833,619		6,625,699
The fund has recorded capital contributions to the operating limited partnerships during the year ended which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements (see note A).	0		(178,628)
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(411,422)		(263,057)
The fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	4,017,798		2,567,590
Other	10,976		2,420
Equity per operating limited partnerships' combined financial statements	8,450,971	8,450,971	8,754,024	8,754,024
Series Forty Nine [Member]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	45,291,597		45,291,597
Cumulative distributions from operating limited partnerships	(165,477)		(121,046)
Cumulative impairment loss in investments in operating limited partnerships	(14,338,693)		(10,966,001)
Cumulative losses from operating limited partnerships	(14,309,326)		(13,028,403)
Investments in operating limited partnerships per balance sheets	16,478,101		21,176,147
The fund has recorded capital contributions to the operating limited partnerships during the year ended which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements (see note A).	(384,817)		(384,817)
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(8,029,978)		(7,683,452)
The fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	333,626		333,626
Cumulative impairment loss in investments in operating limited partnerships	14,338,693		10,966,001
Other	16,022		8,093
Equity per operating limited partnerships' combined financial statements	$ 22,751,647	$ 22,751,647	$ 24,415,598	$ 24,415,598

INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 3) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011
ASSETS
Buildings and improvements, net of accumulated depreciation		$ 236,359,506		$ 246,480,158
Land		22,528,233		22,528,233
Other assets		22,177,729		23,053,924
Total Assets		281,065,468		292,062,315
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		189,227,285		192,130,464
Accounts payable and accrued expenses		2,802,350		2,940,104
Other liabilities		27,613,778		32,205,394
Liabilities		219,643,413		227,275,962
PARTNERS' CAPITAL
Boston Capital Tax Credit Fund V L.P.	44,228,471	44,228,471	47,000,963	47,000,963
Other partners		17,193,584		17,785,390
Partners Capital		61,422,055		64,786,353
Liabilities and Stockholders' Equity		281,065,468		292,062,315
Series Forty Seven [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		80,008,907		83,289,382
Land		8,589,687		8,589,687
Other assets		7,920,941		8,239,979
Total Assets		96,519,535		100,119,048
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		67,133,028		68,373,641
Accounts payable and accrued expenses		1,216,111		1,231,546
Other liabilities		8,372,414		9,838,390
Liabilities		76,721,553		79,443,577
PARTNERS' CAPITAL
Boston Capital Tax Credit Fund V L.P.	13,025,853	13,025,853	13,831,341	13,831,341
Other partners		6,772,129		6,844,130
Partners Capital		19,797,982		20,675,471
Liabilities and Stockholders' Equity		96,519,535		100,119,048
Series Forty Eight [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		56,666,067		59,063,634
Land		6,709,244		6,709,244
Other assets		5,168,569		5,448,962
Total Assets		68,543,880		71,221,840
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		48,419,561		49,008,261
Accounts payable and accrued expenses		494,647		712,925
Other liabilities		5,844,975		7,215,583
Liabilities		54,759,183		56,936,769
PARTNERS' CAPITAL
Boston Capital Tax Credit Fund V L.P.	8,450,971	8,450,971	8,754,024	8,754,024
Other partners		5,333,726		5,531,047
Partners Capital		13,784,697		14,285,071
Liabilities and Stockholders' Equity		68,543,880		71,221,840
Series Forty Nine [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		99,684,532		104,127,142
Land		7,229,302		7,229,302
Other assets		9,088,219		9,364,983
Total Assets		116,002,053		120,721,427
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		73,674,696		74,748,562
Accounts payable and accrued expenses		1,091,592		995,633
Other liabilities		13,396,389		15,151,421
Liabilities		88,162,677		90,895,616
PARTNERS' CAPITAL
Boston Capital Tax Credit Fund V L.P.	22,751,647	22,751,647	24,415,598	24,415,598
Other partners		5,087,729		5,410,213
Partners Capital		27,839,376		29,825,811
Liabilities and Stockholders' Equity		$ 116,002,053		$ 120,721,427

INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Revenue
Rent	$ 33,600,232		$ 33,221,675
Interest and other	1,138,753		1,235,811
Operating Partnerships Revenues	34,738,985		34,457,486
Expenses
Interest	5,372,996		5,521,080
Depreciation and amortization	10,837,045		11,204,983
Taxes and insurance	4,149,177		3,954,517
Repairs and maintenance	4,442,027		4,258,853
Operating expenses	12,601,121		12,052,181
Other expenses	1,120,153		1,115,805
Operating Partnerships Total Expenses	38,522,519		38,107,419
NET INCOME (LOSS)	(3,783,534)		(3,649,933)
Net Income (loss) allocated to Boston Capital Tax Credit Fund V L.P.	(2,881,635)	[1]	(2,712,711)	[2]
Net Income (loss) allocated to other partners	(901,899)		(937,222)
Series Forty Seven [Member]
Revenue
Rent	12,363,094		12,022,011
Interest and other	444,225		483,125
Operating Partnerships Revenues	12,807,319		12,505,136
Expenses
Interest	1,718,764		1,736,678
Depreciation and amortization	3,556,422		3,731,135
Taxes and insurance	1,729,980		1,592,297
Repairs and maintenance	1,665,789		1,657,626
Operating expenses	4,569,552		4,422,472
Other expenses	555,342		491,399
Operating Partnerships Total Expenses	13,795,849		13,631,607
NET INCOME (LOSS)	(988,530)		(1,126,471)
Net Income (loss) allocated to Boston Capital Tax Credit Fund V L.P.	(790,780)	[1]	(901,443)	[2]
Net Income (loss) allocated to other partners	(197,750)		(225,028)
Series Forty Eight [Member]
Revenue
Rent	8,227,767		8,049,555
Interest and other	310,398		330,945
Operating Partnerships Revenues	8,538,165		8,380,500
Expenses
Interest	1,060,749		1,077,921
Depreciation and amortization	2,577,491		2,706,700
Taxes and insurance	1,019,605		966,551
Repairs and maintenance	1,203,468		1,034,278
Operating expenses	2,870,912		2,768,580
Other expenses	464,776		478,737
Operating Partnerships Total Expenses	9,197,001		9,032,767
NET INCOME (LOSS)	(658,836)		(652,267)
Net Income (loss) allocated to Boston Capital Tax Credit Fund V L.P.	(463,406)	[1]	(454,507)	[2]
Net Income (loss) allocated to other partners	(195,430)		(197,760)
Series Forty Nine [Member]
Revenue
Rent	13,009,371		13,150,109
Interest and other	384,130		421,741
Operating Partnerships Revenues	13,393,501		13,571,850
Expenses
Interest	2,593,483		2,706,481
Depreciation and amortization	4,703,132		4,767,148
Taxes and insurance	1,399,592		1,395,669
Repairs and maintenance	1,572,770		1,566,949
Operating expenses	5,160,657		4,861,129
Other expenses	100,035		145,669
Operating Partnerships Total Expenses	15,529,669		15,443,045
NET INCOME (LOSS)	(2,136,168)		(1,871,195)
Net Income (loss) allocated to Boston Capital Tax Credit Fund V L.P.	(1,627,449)	[1]	(1,356,761)	[2]
Net Income (loss) allocated to other partners	$ (508,719)		$ (514,434)

[1]	Amount includes $585,913, $148,365 and $346,526 for Series 47, Series 48 and Series 49, respectively, of loss not recognized under the equity method of accounting as described in note A.
[2]	Amount includes $551,081, $211,727 and $103,854 for Series 47, Series 48 and Series 49, respectively, of loss not recognized under the equity method of accounting as described in note A.

INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Series Forty Seven [Member]
Income Loss Not Recognized Under Equity Method Accounting	$ 585,913	$ 551,081
Series Forty Eight [Member]
Income Loss Not Recognized Under Equity Method Accounting	148,365	211,727
Series Forty Nine [Member]
Income Loss Not Recognized Under Equity Method Accounting	$ 346,526	$ 103,854

NOTES RECEIVABLE (Details) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Notes receivable	$ 0	$ 230,663
Series Forty Seven [Member]
Notes receivable	0	0
Series Forty Eight [Member]
Notes receivable	0	0
Series Forty Nine [Member]
Notes receivable	$ 0	$ 230,663

NOTES RECEIVABLE (Details Textual) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Notes receivable	$ 0	$ 230,663
Notes Receivable Interest Rate Terms	rates ranging from prime to prime + 1.00
Prime Rate	3.25%	3.25%

RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN (Details) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Net loss for financial reporting purposes	$ (11,021,498)	$ (10,786,468)
Accrued partnership management fee not deducted for income tax purposes	362,828	887,828
Other	111,635	688,432
Excess of tax depreciation over book depreciation on operating limited partnership assets	(871,671)	(1,182,633)
Impairment loss not recognized for tax purposes	7,131,903	6,999,722
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(1,080,804)	(866,662)
Difference due to fiscal year for book purposes and calendar year for tax purposes	485,317	406,270
Loss for tax return purposes	(4,882,290)	(3,853,511)
Series Forty Seven [Member]
Net loss for financial reporting purposes	(3,138,036)	(3,047,627)
Accrued partnership management fee not deducted for income tax purposes	313,344	363,344
Other	123,304	34,553
Excess of tax depreciation over book depreciation on operating limited partnership assets	(121,801)	(295,101)
Impairment loss not recognized for tax purposes	2,099,906	1,950,396
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(585,913)	(551,081)
Difference due to fiscal year for book purposes and calendar year for tax purposes	247,161	216,810
Loss for tax return purposes	(1,062,035)	(1,328,706)
Series Forty Eight [Member]
Net loss for financial reporting purposes	(2,163,384)	(2,110,274)
Accrued partnership management fee not deducted for income tax purposes	88,380	163,380
Other	31,173	27,003
Excess of tax depreciation over book depreciation on operating limited partnership assets	1,924	(395,534)
Impairment loss not recognized for tax purposes	1,450,208	1,461,206
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(148,365)	(211,727)
Difference due to fiscal year for book purposes and calendar year for tax purposes	67,629	85,322
Loss for tax return purposes	(672,435)	(980,624)
Series Forty Nine [Member]
Net loss for financial reporting purposes	(5,720,078)	(5,628,567)
Accrued partnership management fee not deducted for income tax purposes	(38,896)	361,104
Other	(42,842)	626,876
Excess of tax depreciation over book depreciation on operating limited partnership assets	(751,794)	(491,998)
Impairment loss not recognized for tax purposes	3,581,789	3,588,120
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(346,526)	(103,854)
Difference due to fiscal year for book purposes and calendar year for tax purposes	170,527	104,138
Loss for tax return purposes	$ (3,147,820)	$ (1,544,181)

RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN (Details 1) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Investments in operating limited partnerships - tax return	$ 41,256,913	$ 44,981,252
Impairment loss in investment in operating limited partnerships	(26,555,983)	(19,633,177)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	(9,827,745)	(8,746,941)
Other	22,734,541	19,830,311
Investments in operating limited partnerships - as reported	27,607,726	36,431,445
Series Forty Seven [Member]
Investments in operating limited partnerships - tax return	9,852,737	10,663,501
Impairment loss in investment in operating limited partnerships	(8,199,492)	(6,099,586)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	(1,386,345)	(800,432)
Other	6,029,106	4,866,116
Investments in operating limited partnerships - as reported	6,296,006	8,629,599
Series Forty Eight [Member]
Investments in operating limited partnerships - tax return	5,941,619	6,391,941
Impairment loss in investment in operating limited partnerships	(4,017,798)	(2,567,590)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	(411,422)	(263,057)
Other	3,321,220	3,064,405
Investments in operating limited partnerships - as reported	4,833,619	6,625,699
Series Forty Nine [Member]
Investments in operating limited partnerships - tax return	25,462,557	27,925,810
Impairment loss in investment in operating limited partnerships	(14,338,693)	(10,966,001)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	(8,029,978)	(7,683,452)
Other	13,384,215	11,899,790
Investments in operating limited partnerships - as reported	$ 16,478,101	$ 21,176,147

CASH EQUIVALENTS (Details Textual) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Cash Equivalents, at Carrying Value	$ 1,054,790	$ 2,050,590
Money Market Accounts Interest Rate Minimum	0.10%
Money Market Accounts Interest Rate Maximum	0.35%